Note 15 - Commitments and Contingencies (Table)	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Accruals in amounts to provide for losses that are considered probable and reasonably estimable, by type of claims [Table Text Block]
June 30, 2011		December 31, 2010

	Labor claims		121	119
	Tax claims		408	361
	Civil claims		183	214
	Commercials claims and other contingencies		23	66

	Total long-term contingencies		735	760